Nature of Operations (Details) $ in Thousands					3 Months Ended			11 Months Ended	12 Months Ended			83 Months Ended
	Nov. 29, 2019 USD ($)	Oct. 11, 2019 shares	Jul. 01, 2019 USD ($) shares	Jun. 05, 2018	Nov. 30, 2019 USD ($)	Aug. 31, 2019 USD ($)	Sep. 30, 2018 USD ($)	Nov. 30, 2018 USD ($)	Nov. 30, 2019 USD ($) Segment	Dec. 31, 2017 USD ($)	Dec. 31, 2013 USD ($)	Nov. 30, 2019 USD ($)	Oct. 10, 2019	Jun. 30, 2019	Jul. 13, 2018	Jun. 04, 2018
Schedule of Equity Method Investments [Line Items]
Distributions from associated companies								$ 162,988	$ 467,157	$ 143,286
Number of shares authorized to be repurchased | shares			9,250,000
Berkadia
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage					50.00%				50.00%			50.00%
National Beef
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage				31.00%
Percentage of equity interest sold	31.00%
Ownership percentage																79.00%
Spectrum Brands
Schedule of Equity Method Investments [Line Items]
Ownership percentage						15.00%							15.00%		14.00%
Dividend distribution (in shares) | shares		7,514,477
Linkem
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage					42.00%				42.00%			42.00%
Percentage of ownership upon conversion of preferred shares					54.00%				54.00%			54.00%
The We Company
Schedule of Equity Method Investments [Line Items]
Payments to acquire investments											$ 9,000
Cash received from investment												$ 31,000
HomeFed
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage														70.00%
Ownership percentage			100.00%
Number of shares issued per common stock of acquiree			2
Investment in FXCM
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage					50.00%				50.00%			50.00%
Senior secured term loan receivable					$ 71,600				$ 71,600			$ 71,600
Jefferies Finance
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage					50.00%				50.00%			50.00%
Jefferies Group
Schedule of Equity Method Investments [Line Items]
Number of reportable segments | Segment									2
Jefferies Group | Berkadia
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage					50.00%				50.00%			50.00%
FXCM
Schedule of Equity Method Investments [Line Items]
Senior secured term loan receivable					$ 71,600				$ 71,600			$ 71,600
National Beef | Discontinued operations, disposed of by sale
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest sold	31.00%			48.00%
Ownership percentage				48.00%
National Beef | Disposal group, disposed of by sale, not discontinued operations
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest sold	31.00%				31.00%
Cash received from sale of subsidiary	$ 970,000
Proceeds from sale of associated companies	790,600
Distributions from associated companies	$ 179,400
Pre-tax gain recognized as result of sale					$ 205,000			0	$ 205,017	0
Garcadia Companies | Disposal group, disposed of by sale, not discontinued operations
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest sold							100.00%
Proceeds from sale of equity interests and associated real estate							$ 417,200
Pre-tax gain on sale of equity interests and associated real estate							$ 221,700	221,700
Vitesse Energy, LLC
Schedule of Equity Method Investments [Line Items]
Ownership percentage					97.00%				97.00%			97.00%
JETX Energy
Schedule of Equity Method Investments [Line Items]
Ownership percentage					98.00%				98.00%			98.00%
Maximum | The We Company
Schedule of Equity Method Investments [Line Items]
Ownership percentage					1.00%				1.00%			1.00%
HomeFed
Schedule of Equity Method Investments [Line Items]
Stock issued related to acquisition (in shares) | shares			9,300,000
Stock issued related to acquisition			$ 178,800
Total fair value allocated in acquisition			596,400
Cash recorded in acquisition			101,700
Real estate recorded in acquisition			413,200
Investments in associated companies in acquisition			198,300
Deferred tax assets recorded in acquisition			37,400
Goodwill and intangibles recorded in acquisition			15,300
Other assets recorded in acquisition			6,600
Long-term debt recorded in acquisition			125,500
Payables, expense accruals and other liabilities recorded in acquisition			46,700
Noncontrolling interests recorded in acquisition			3,900
Additional goodwill generated by the establishment of deferred tax liabilities			32,400		$ 32,400				$ 32,400			$ 32,400
Deferred tax liabilities established in acquisition			$ 32,400		$ 32,400				32,400			$ 32,400
Estimated useful lives for intangibles acquired			4 years
Pre-tax gain recognized on acquisition						$ 72,100		$ 0	$ 72,142	$ 0